SHARE CAPITAL (Details)			12 Months Ended
	Jul. 01, 2025 shares $ / shares	Sep. 29, 2023 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 $ / shares	Sep. 29, 2023 $ / shares	Sep. 29, 2023 $ / shares
SHARE CAPITAL
Share based payment issued and outstanding percentage			10.00%
Share-based compensation expense (in Dollars) | $			$ 1,611,845		$ 2,255,847
Project evaluation and corporate development expense (in Dollars) | $			0		40,496
Capitalized under mineral property interests (in Dollars) | $			$ 432,117		$ 668,447
Number of options granted			1,810,333		1,335,000
Grant date closing price per share | $ / shares				$ 1.58		$ 2.1
Vesting term with 1/6 of the options vesting every 6 months after the date of grant until fully vested			3 years
Weighted average exercise price, Granted | $ / shares				0.72		1
Number of options exercised			(4,167)		(85,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares				2.1		2.15
Number of share options forfeited in share-based payment arrangement			883,166		745,000
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares				2.26		3.68
Common shares in private placement (in Shares)		13,208,000
Private placement per share | (per share)							$ 2.65	$ 1.96
Gross proceeds (in Dollars) | $		$ 25,888,462
Underwriter's fee and other issuance costs (in Dollars) | $		$ 1,442,376
Share based compensation transaction
SHARE CAPITAL
Number of options exercised	(46,833)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.93
Number of share options forfeited in share-based payment arrangement	52,667
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 3.56
RSUs
SHARE CAPITAL
Vesting term with 1/6 of the options vesting every 6 months after the date of grant until fully vested			3 years
Number of shares, Granted			1,139,333		1,024,000
Weighted average grant date closing price per share, Granted (in dollar per share) | $ / shares				$ 1.58		$ 2.1
Number of shares vested and distributed			601,015		514,947
Number of shares forfeited			476,666		278,999
RSUs | Share based compensation transaction
SHARE CAPITAL
Number of shares vested and distributed	203,349
Number of shares forfeited	5,000